Board of Directors, Senior Management and Key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Key management personnel compensation	$ 31,560	$ 23,770	$ 22,598